Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000153971 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class R6
Trading Symbol	JFAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R6/JFAIX)	$6	0.72%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class R6/JFAIX) returned 3.48% for the one-month period ended August 31, 2025. The most significant factors affecting fund performance during the period included a broad rally in U.S. stocks, driven by the strong performance of small-capitalization stocks, and increased expectations for a short-term interest rate cut by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Lennar Corp. | The homebuilder benefited from greater expectations for an interest rate cut by the U.S. central bank, which was expected to result in reduced mortgage rates and aid homebuyer affordability.
Alphabet, Inc. | The online search and advertising company reported strong earnings during the period.
Group 1 Automotive, Inc. | Impressive earnings results and improving same-store sales growth provided a tailwind for shares of this auto dealership operator.
TOP PERFORMANCE DETRACTORS
Amazon.com, Inc. | A disappointing earnings report that featured lower-than-expected growth in the company’s cloud computing unit weighed on the stock.
Microsoft Corp. | The stock declined declined as many investors sold the stock, taking profits after a sharp rally earlier in the year.
Oracle Corp. | The database software maker also experienced selling pressure as investors moved to take profits after a recent rally.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class R6/JFAIX)	9.15%	14.18%	13.83%
Russell 3000 Index	15.84%	14.11%	13.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 612,797,602
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 275,516
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$612,797,602
Total number of portfolio holdings	53
Total advisory fees paid (net)	$275,516
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.2%
Alphabet, Inc., Class A	5.8%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.1%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.7%
KKR & Company, Inc.	3.6%
Hologic, Inc.	3.3%
First Hawaiian, Inc.	2.8%
Group 1 Automotive, Inc.	2.8%

Sector Composition
Information technology	26.2%
Consumer discretionary	21.4%
Health care	14.1%
Financials	11.1%
Communication services	10.5%
Energy	4.8%
Industrials	4.4%
Consumer staples	3.3%
Real estate	2.7%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.2%
Alphabet, Inc., Class A	5.8%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.1%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.7%
KKR & Company, Inc.	3.6%
Hologic, Inc.	3.3%
First Hawaiian, Inc.	2.8%
Group 1 Automotive, Inc.	2.8%

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000100846 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class R4
Trading Symbol	JFARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R4/JFARX)	$8	0.97%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class R4/JFARX) returned 3.48% for the one-month period ended August 31, 2025. The most significant factors affecting fund performance during the period included a broad rally in U.S. stocks, driven by the strong performance of small-capitalization stocks, and increased expectations for a short-term interest rate cut by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Lennar Corp. | The homebuilder benefited from greater expectations for an interest rate cut by the U.S. central bank, which was expected to result in reduced mortgage rates and aid homebuyer affordability.
Alphabet, Inc. | The online search and advertising company reported strong earnings during the period.
Group 1 Automotive, Inc. | Impressive earnings results and improving same-store sales growth provided a tailwind for shares of this auto dealership operator.
TOP PERFORMANCE DETRACTORS
Amazon.com, Inc. | A disappointing earnings report that featured lower-than-expected growth in the company’s cloud computing unit weighed on the stock.
Microsoft Corp. | The stock declined declined as many investors sold the stock, taking profits after a sharp rally earlier in the year.
Oracle Corp. | The database software maker also experienced selling pressure as investors moved to take profits after a recent rally.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class R4/JFARX)	8.89%	13.98%	13.63%
Russell 3000 Index	15.84%	14.11%	13.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 612,797,602
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 275,516
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$612,797,602
Total number of portfolio holdings	53
Total advisory fees paid (net)	$275,516
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.2%
Alphabet, Inc., Class A	5.8%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.1%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.7%
KKR & Company, Inc.	3.6%
Hologic, Inc.	3.3%
First Hawaiian, Inc.	2.8%
Group 1 Automotive, Inc.	2.8%

Sector Composition
Information technology	26.2%
Consumer discretionary	21.4%
Health care	14.1%
Financials	11.1%
Communication services	10.5%
Energy	4.8%
Industrials	4.4%
Consumer staples	3.3%
Real estate	2.7%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.2%
Alphabet, Inc., Class A	5.8%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.1%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.7%
KKR & Company, Inc.	3.6%
Hologic, Inc.	3.3%
First Hawaiian, Inc.	2.8%
Group 1 Automotive, Inc.	2.8%

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000153970 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class R2
Trading Symbol	JFACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R2/JFACX)	$11	1.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class R2/JFACX) returned 3.45% for the one-month period ended August 31, 2025. The most significant factors affecting fund performance during the period included a broad rally in U.S. stocks, driven by the strong performance of small-capitalization stocks, and increased expectations for a short-term interest rate cut by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Lennar Corp. | The homebuilder benefited from greater expectations for an interest rate cut by the U.S. central bank, which was expected to result in reduced mortgage rates and aid homebuyer affordability.
Alphabet, Inc. | The online search and advertising company reported strong earnings during the period.
Group 1 Automotive, Inc. | Impressive earnings results and improving same-store sales growth provided a tailwind for shares of this auto dealership operator.
TOP PERFORMANCE DETRACTORS
Amazon.com, Inc. | A disappointing earnings report that featured lower-than-expected growth in the company’s cloud computing unit weighed on the stock.
Microsoft Corp. | The stock declined declined as many investors sold the stock, taking profits after a sharp rally earlier in the year.
Oracle Corp. | The database software maker also experienced selling pressure as investors moved to take profits after a recent rally.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class R2/JFACX)	8.58%	13.61%	13.32%
Russell 3000 Index	15.84%	14.11%	13.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 612,797,602
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 275,516
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$612,797,602
Total number of portfolio holdings	53
Total advisory fees paid (net)	$275,516
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.2%
Alphabet, Inc., Class A	5.8%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.1%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.7%
KKR & Company, Inc.	3.6%
Hologic, Inc.	3.3%
First Hawaiian, Inc.	2.8%
Group 1 Automotive, Inc.	2.8%

Sector Composition
Information technology	26.2%
Consumer discretionary	21.4%
Health care	14.1%
Financials	11.1%
Communication services	10.5%
Energy	4.8%
Industrials	4.4%
Consumer staples	3.3%
Real estate	2.7%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.2%
Alphabet, Inc., Class A	5.8%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.1%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.7%
KKR & Company, Inc.	3.6%
Hologic, Inc.	3.3%
First Hawaiian, Inc.	2.8%
Group 1 Automotive, Inc.	2.8%

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000100843 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class I
Trading Symbol	JFCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class I/JFCIX)	$7	0.82%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class I/JFCIX) returned 3.48% for the one-month period ended August 31, 2025. The most significant factors affecting fund performance during the period included a broad rally in U.S. stocks, driven by the strong performance of small-capitalization stocks, and increased expectations for a short-term interest rate cut by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Lennar Corp. | The homebuilder benefited from greater expectations for an interest rate cut by the U.S. central bank, which was expected to result in reduced mortgage rates and aid homebuyer affordability.
Alphabet, Inc. | The online search and advertising company reported strong earnings during the period.
Group 1 Automotive, Inc. | Impressive earnings results and improving same-store sales growth provided a tailwind for shares of this auto dealership operator.
TOP PERFORMANCE DETRACTORS
Amazon.com, Inc. | A disappointing earnings report that featured lower-than-expected growth in the company’s cloud computing unit weighed on the stock.
Microsoft Corp. | The stock declined declined as many investors sold the stock, taking profits after a sharp rally earlier in the year.
Oracle Corp. | The database software maker also experienced selling pressure as investors moved to take profits after a recent rally.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class I/JFCIX)	9.03%	14.05%	13.71%
Russell 3000 Index	15.84%	14.11%	13.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 612,797,602
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 275,516
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$612,797,602
Total number of portfolio holdings	53
Total advisory fees paid (net)	$275,516
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.2%
Alphabet, Inc., Class A	5.8%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.1%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.7%
KKR & Company, Inc.	3.6%
Hologic, Inc.	3.3%
First Hawaiian, Inc.	2.8%
Group 1 Automotive, Inc.	2.8%

Sector Composition
Information technology	26.2%
Consumer discretionary	21.4%
Health care	14.1%
Financials	11.1%
Communication services	10.5%
Energy	4.8%
Industrials	4.4%
Consumer staples	3.3%
Real estate	2.7%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.2%
Alphabet, Inc., Class A	5.8%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.1%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.7%
KKR & Company, Inc.	3.6%
Hologic, Inc.	3.3%
First Hawaiian, Inc.	2.8%
Group 1 Automotive, Inc.	2.8%

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000100842 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class C
Trading Symbol	JFCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class C/JFCCX)	$16	1.82%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class C/JFCCX) returned 3.40% (excluding sales charges) for the one-month period ended August 31, 2025. The most significant factors affecting fund performance during the period included a broad rally in U.S. stocks, driven by the strong performance of small-capitalization stocks, and increased expectations for a short-term interest rate cut by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Lennar Corp. | The homebuilder benefited from greater expectations for an interest rate cut by the U.S. central bank, which was expected to result in reduced mortgage rates and aid homebuyer affordability.
Alphabet, Inc. | The online search and advertising company reported strong earnings during the period.
Group 1 Automotive, Inc. | Impressive earnings results and improving same-store sales growth provided a tailwind for shares of this auto dealership operator.
TOP PERFORMANCE DETRACTORS
Amazon.com, Inc. | A disappointing earnings report that featured lower-than-expected growth in the company’s cloud computing unit weighed on the stock.
Microsoft Corp. | The stock declined declined as many investors sold the stock, taking profits after a sharp rally earlier in the year.
Oracle Corp. | The database software maker also experienced selling pressure as investors moved to take profits after a recent rally.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class C/JFCCX)	6.94%	12.92%	12.58%
Fundamental All Cap Core Fund (Class C/JFCCX)—excluding sales charge	7.94%	12.92%	12.58%
Russell 3000 Index	15.84%	14.11%	13.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 612,797,602
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 275,516
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$612,797,602
Total number of portfolio holdings	53
Total advisory fees paid (net)	$275,516
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.2%
Alphabet, Inc., Class A	5.8%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.1%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.7%
KKR & Company, Inc.	3.6%
Hologic, Inc.	3.3%
First Hawaiian, Inc.	2.8%
Group 1 Automotive, Inc.	2.8%

Sector Composition
Information technology	26.2%
Consumer discretionary	21.4%
Health care	14.1%
Financials	11.1%
Communication services	10.5%
Energy	4.8%
Industrials	4.4%
Consumer staples	3.3%
Real estate	2.7%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.2%
Alphabet, Inc., Class A	5.8%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.1%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.7%
KKR & Company, Inc.	3.6%
Hologic, Inc.	3.3%
First Hawaiian, Inc.	2.8%
Group 1 Automotive, Inc.	2.8%

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000100841 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class A
Trading Symbol	JFCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class A/JFCAX)	$10	1.12%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class A/JFCAX) returned 3.46% (excluding sales charges) for the one-month period ended August 31, 2025. The most significant factors affecting fund performance during the period included a broad rally in U.S. stocks, driven by the strong performance of small-capitalization stocks, and increased expectations for a short-term interest rate cut by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Lennar Corp. | The homebuilder benefited from greater expectations for an interest rate cut by the U.S. central bank, which was expected to result in reduced mortgage rates and aid homebuyer affordability.
Alphabet, Inc. | The online search and advertising company reported strong earnings during the period.
Group 1 Automotive, Inc. | Impressive earnings results and improving same-store sales growth provided a tailwind for shares of this auto dealership operator.
TOP PERFORMANCE DETRACTORS
Amazon.com, Inc. | A disappointing earnings report that featured lower-than-expected growth in the company’s cloud computing unit weighed on the stock.
Microsoft Corp. | The stock declined declined as many investors sold the stock, taking profits after a sharp rally earlier in the year.
Oracle Corp. | The database software maker also experienced selling pressure as investors moved to take profits after a recent rally.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class A/JFCAX)	3.27%	12.55%	12.79%
Fundamental All Cap Core Fund (Class A/JFCAX)—excluding sales charge	8.70%	13.71%	13.36%
Russell 3000 Index	15.84%	14.11%	13.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 612,797,602
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 275,516
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$612,797,602
Total number of portfolio holdings	53
Total advisory fees paid (net)	$275,516
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.2%
Alphabet, Inc., Class A	5.8%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.1%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.7%
KKR & Company, Inc.	3.6%
Hologic, Inc.	3.3%
First Hawaiian, Inc.	2.8%
Group 1 Automotive, Inc.	2.8%

Sector Composition
Information technology	26.2%
Consumer discretionary	21.4%
Health care	14.1%
Financials	11.1%
Communication services	10.5%
Energy	4.8%
Industrials	4.4%
Consumer staples	3.3%
Real estate	2.7%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.2%
Alphabet, Inc., Class A	5.8%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.1%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.7%
KKR & Company, Inc.	3.6%
Hologic, Inc.	3.3%
First Hawaiian, Inc.	2.8%
Group 1 Automotive, Inc.	2.8%

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000107909 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class A
Trading Symbol	JHAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class A/JHAAX)	$14	1.65%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class A/JHAAX) returned 1.97% (excluding sales charges) for the one-month period ended August 31, 2025. The most significant factors affecting fund performance during the reporting period included rallies in global equity and fixed-income markets, along with a weaker U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Strong earnings provided a supportive backdrop for equities in developed countries. Holdings in low risk value developed market equities also posted a strong contribution.
Fixed-income securities | The fund’s fixed-income position added value during the period, particularly holdings of U.S. bonds.
Cash-equivalent securities | A small position in cash-equivalent securities provided a noteworthy level of interest income.
TOP PERFORMANCE DETRACTORS
Growth-oriented stocks | Growth stocks underperformed for the reporting period as investors shifted their focus toward value stocks.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies weighed on performance, due in large part to weakness in the Japanese yen.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class A/JHAAX)	(3.38)%	2.73%	1.61%
Multi-Asset Absolute Return Fund (Class A/JHAAX)—excluding sales charge	1.66%	3.80%	2.13%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.54%	2.96%	2.04%
30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.14%	3.84%	5.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 239,444,983
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 149,150
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$239,444,983
Total number of portfolio holdings	221
Total advisory fees paid (net)	$149,150
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	89.1%
Information technology	22.8%
Health care	15.9%
Financials	13.2%
Communication services	10.2%
Industrials	8.6%
Consumer discretionary	7.8%
Consumer staples	7.5%
Utilities	2.4%
Materials	0.7%
U.S. Government	5.7%
Other assets and liabilities, net	5.2%

Country Composition
United States	77.8%
United Kingdom	3.8%
France	2.5%
Denmark	2.1%
China	2.1%
Taiwan	2.0%
Switzerland	2.0%
Japan	1.6%
Ireland	1.3%
South Korea	1.1%
Other countries	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000107910 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class C
Trading Symbol	JHACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class C/JHACX)	$20	2.35%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	2.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class C/JHACX) returned 1.85% (excluding sales charges) for the one-month period ended August 31, 2025. The most significant factors affecting fund performance during the reporting period included rallies in global equity and fixed-income markets, along with a weaker U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Strong earnings provided a supportive backdrop for equities in developed countries. Holdings in low risk value developed market equities also posted a strong contribution.
Fixed-income securities | The fund’s fixed-income position added value during the period, particularly holdings of U.S. bonds.
Cash-equivalent securities | A small position in cash-equivalent securities provided a noteworthy level of interest income.
TOP PERFORMANCE DETRACTORS
Growth-oriented stocks | Growth stocks underperformed for the reporting period as investors shifted their focus toward value stocks.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies weighed on performance, due in large part to weakness in the Japanese yen.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class C/JHACX)	(0.01)%	3.06%	1.41%
Multi-Asset Absolute Return Fund (Class C/JHACX)—excluding sales charge	0.99%	3.06%	1.41%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.54%	2.96%	2.04%
30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.14%	3.84%	5.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 239,444,983
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 149,150
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$239,444,983
Total number of portfolio holdings	221
Total advisory fees paid (net)	$149,150
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	89.1%
Information technology	22.8%
Health care	15.9%
Financials	13.2%
Communication services	10.2%
Industrials	8.6%
Consumer discretionary	7.8%
Consumer staples	7.5%
Utilities	2.4%
Materials	0.7%
U.S. Government	5.7%
Other assets and liabilities, net	5.2%

Country Composition
United States	77.8%
United Kingdom	3.8%
France	2.5%
Denmark	2.1%
China	2.1%
Taiwan	2.0%
Switzerland	2.0%
Japan	1.6%
Ireland	1.3%
South Korea	1.1%
Other countries	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000107911 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class I
Trading Symbol	JHAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class I/JHAIX)	$12	1.35%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class I/JHAIX) returned 2.03% for the one-month period ended August 31, 2025. The most significant factors affecting fund performance during the reporting period included rallies in global equity and fixed-income markets, along with a weaker U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Strong earnings provided a supportive backdrop for equities in developed countries. Holdings in low risk value developed market equities also posted a strong contribution.
Fixed-income securities | The fund’s fixed-income position added value during the period, particularly holdings of U.S. bonds.
Cash-equivalent securities | A small position in cash-equivalent securities provided a noteworthy level of interest income.
TOP PERFORMANCE DETRACTORS
Growth-oriented stocks | Growth stocks underperformed for the reporting period as investors shifted their focus toward value stocks.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies weighed on performance, due in large part to weakness in the Japanese yen.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class I/JHAIX)	1.93%	4.10%	2.43%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.54%	2.96%	2.04%
30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.14%	3.84%	5.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 239,444,983
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 149,150
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$239,444,983
Total number of portfolio holdings	221
Total advisory fees paid (net)	$149,150
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	89.1%
Information technology	22.8%
Health care	15.9%
Financials	13.2%
Communication services	10.2%
Industrials	8.6%
Consumer discretionary	7.8%
Consumer staples	7.5%
Utilities	2.4%
Materials	0.7%
U.S. Government	5.7%
Other assets and liabilities, net	5.2%

Country Composition
United States	77.8%
United Kingdom	3.8%
France	2.5%
Denmark	2.1%
China	2.1%
Taiwan	2.0%
Switzerland	2.0%
Japan	1.6%
Ireland	1.3%
South Korea	1.1%
Other countries	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000107912 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class NAV)	$11	1.24%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class NAV) returned 2.11% for the one-month period ended August 31, 2025. The most significant factors affecting fund performance during the reporting period included rallies in global equity and fixed-income markets, along with a weaker U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Strong earnings provided a supportive backdrop for equities in developed countries. Holdings in low risk value developed market equities also posted a strong contribution.
Fixed-income securities | The fund’s fixed-income position added value during the period, particularly holdings of U.S. bonds.
Cash-equivalent securities | A small position in cash-equivalent securities provided a noteworthy level of interest income.
TOP PERFORMANCE DETRACTORS
Growth-oriented stocks | Growth stocks underperformed for the reporting period as investors shifted their focus toward value stocks.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies weighed on performance, due in large part to weakness in the Japanese yen.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class NAV)	2.14%	4.24%	2.56%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.54%	2.96%	2.04%
30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.14%	3.84%	5.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 239,444,983
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 149,150
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$239,444,983
Total number of portfolio holdings	221
Total advisory fees paid (net)	$149,150
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	89.1%
Information technology	22.8%
Health care	15.9%
Financials	13.2%
Communication services	10.2%
Industrials	8.6%
Consumer discretionary	7.8%
Consumer staples	7.5%
Utilities	2.4%
Materials	0.7%
U.S. Government	5.7%
Other assets and liabilities, net	5.2%

Country Composition
United States	77.8%
United Kingdom	3.8%
France	2.5%
Denmark	2.1%
China	2.1%
Taiwan	2.0%
Switzerland	2.0%
Japan	1.6%
Ireland	1.3%
South Korea	1.1%
Other countries	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000113522 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class R2
Trading Symbol	JHARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class R2/JHARX)	$15	1.71%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class R2/JHARX) returned 1.98% for the one-month period ended August 31, 2025. The most significant factors affecting fund performance during the reporting period included rallies in global equity and fixed-income markets, along with a weaker U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Strong earnings provided a supportive backdrop for equities in developed countries. Holdings in low risk value developed market equities also posted a strong contribution.
Fixed-income securities | The fund’s fixed-income position added value during the period, particularly holdings of U.S. bonds.
Cash-equivalent securities | A small position in cash-equivalent securities provided a noteworthy level of interest income.
TOP PERFORMANCE DETRACTORS
Growth-oriented stocks | Growth stocks underperformed for the reporting period as investors shifted their focus toward value stocks.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies weighed on performance, due in large part to weakness in the Japanese yen.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class R2/JHARX)	1.74%	3.78%	2.07%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.54%	2.96%	2.04%
30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.14%	3.84%	5.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 239,444,983
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 149,150
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$239,444,983
Total number of portfolio holdings	221
Total advisory fees paid (net)	$149,150
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	89.1%
Information technology	22.8%
Health care	15.9%
Financials	13.2%
Communication services	10.2%
Industrials	8.6%
Consumer discretionary	7.8%
Consumer staples	7.5%
Utilities	2.4%
Materials	0.7%
U.S. Government	5.7%
Other assets and liabilities, net	5.2%

Country Composition
United States	77.8%
United Kingdom	3.8%
France	2.5%
Denmark	2.1%
China	2.1%
Taiwan	2.0%
Switzerland	2.0%
Japan	1.6%
Ireland	1.3%
South Korea	1.1%
Other countries	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000107913 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class R6
Trading Symbol	JHASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class R6/JHASX)	$11	1.24%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class R6/JHASX) returned 2.01% for the one-month period ended August 31, 2025. The most significant factors affecting fund performance during the reporting period included rallies in global equity and fixed-income markets, along with a weaker U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Strong earnings provided a supportive backdrop for equities in developed countries. Holdings in low risk value developed market equities also posted a strong contribution.
Fixed-income securities | The fund’s fixed-income position added value during the period, particularly holdings of U.S. bonds.
Cash-equivalent securities | A small position in cash-equivalent securities provided a noteworthy level of interest income.
TOP PERFORMANCE DETRACTORS
Growth-oriented stocks | Growth stocks underperformed for the reporting period as investors shifted their focus toward value stocks.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies weighed on performance, due in large part to weakness in the Japanese yen.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class R6/JHASX)	2.13%	4.19%	2.54%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.54%	2.96%	2.04%
30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.14%	3.84%	5.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 239,444,983
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 149,150
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$239,444,983
Total number of portfolio holdings	221
Total advisory fees paid (net)	$149,150
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	89.1%
Information technology	22.8%
Health care	15.9%
Financials	13.2%
Communication services	10.2%
Industrials	8.6%
Consumer discretionary	7.8%
Consumer staples	7.5%
Utilities	2.4%
Materials	0.7%
U.S. Government	5.7%
Other assets and liabilities, net	5.2%

Country Composition
United States	77.8%
United Kingdom	3.8%
France	2.5%
Denmark	2.1%
China	2.1%
Taiwan	2.0%
Switzerland	2.0%
Japan	1.6%
Ireland	1.3%
South Korea	1.1%
Other countries	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 8-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents